UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30
1999

Check here if Amendment [   ]; Amendment Number
This Amendment  (check only one.) [   ]  is a restatement.
                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Teachers Insurance and Annuity Association of America
Address:   730 Third Ave
    New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules , lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:
Name:    Michael T. O Kane
Title:   Senior Managing Director
Phone:   212-916-4345




Signature, Place, and Date of Signing:

Michael T. O Kane  New York, NY   November 15  1999


Report Type(Check only one)
[ ]  13F Holdings Report
[ ]  13F Notice
[ x] 13f Combination Report


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:3
Form 13F Information Table Entry Total:52
Form 13F Information Table Value Total:$451911(thousands)

List of Other Included Managers:
No. 13F File Number          Name
01  28-4800             Teachers Advisors, Inc.
02  28-3194             TIAA-CREF Investment Management LLC
03  28-5057             TIAA-CREF Trust Company

FORM 13-F TABLE
                                       (X1000)
NAME OF ISSUER               TITLE     CUSIP          VALUE
    SHRS/AMT
    SH/PT/CALL     INV DISCRETION      OTHER MGRS          VOTING
AUTH(SOLE)

AAVID THERMAL TECHNOLOGIES   COM  002539104 3102 137500
    SH        DEFINED                            137500
ALEXANDRIA REAL ESTATE       COM  015271109 1637 55600
    SH        DEFINED                            55600
AMB PROPERTIES               COM  00163T109 17628     832000

    SH        DEFINED                            832000
APARTMENT INVESTMENT         COM  03748R101 10328     270000
    SH        DEFINED                            290000
AVALON PROPERTIES, INC       COM  053484101 8042 237400
    SH        DEFINED                            237400
BANCO BILBAO VIZCAYA INTL    COM  059456103 20000     800000
    SH        DEFINED                            800000
BANCO BILBAO VIZCAYA INTL    PRF  059456202 12625     500000
    SH        DEFINED                            500000
BOSTON PROPERTIES            COM  101121101 11026     359300
    SH        DEFINED                            359300
BRADLEY REAL ESTATE          COM  104580105 2065 112400
    SH        DEFINED                            112400
BRANDYWINE REALTY TR         COM  105368203 2281 140400
    SH        DEFINED                            140400
CABOT INDUSTRIAL TRUST       COM  127072106 1788 92900
    SH        DEFINED                            92900
CAMDEN PROPERTY TRUST   COM  133131102      937 34900
    SH        DEFINED                            34900
CANADIAN NAT RAILWAY         COM  136375409 8903 165000
    SH        DEFINED                            165000
CBS INC                 COM  12490K107 17416     876253
    SH        DEFINED                            876253
CENTERPOINT PPTYS       COM  151895109 10095 301100
    SH        DEFINED                            301100
CHARLES E SMITH RESLT        COM  832197107 5395 157800
    SH        DEFINED                            157800
COLONIAL PROPERTIES          COM  195872106 2378 88900
    SH        DEFINED                            88900

CONCURRRENT COMPUTER CORP    COM  206710204 10334     1516938
    SH        DEFINED                            1516938
CORNERSTONE PROP.            COM  21922H103 13624     893400

SH       DEFINED                            893400

CORPORATE OFFICE PRO         COM  22002T108 855  113100
    SH        DEFINED                            113100
DUKE REALTY INVTS            COM  264411505 11628     596300

    SH        DEFINED                            596300

EL PASO NATURAL GAS          COM  283678209 10000     200000
    SH        DEFINED                            200000
EQUITY OFFICE PPTY           COM  294741103 21718     934100

    SH        DEFINED                            934100
EQUITY RES PROP TR           COM  29476L107 22107     521700

    SH        DEFINED                            521700
FELCOR LODGING TRUST         COM  31430F101 443  25300
    SH        DEFINED                            25300
FRIEDMANS INC           COM  358438109 3783 429323
    SH        DEFINED                            429323
FURRS BISHOP INCORP          COM  361115504 8608 4841796
    SH        DEFINED                            4841796
HIGHWOODS PROPERTIES INC          COM  431284108 2588 2540936
    SH        DEFINED                            2540936
HOSPITALITY PROP TR               COM  44106M102 1652 74900
    SH        DEFINED                            74900
HOST MARRIOT            COM  44107P104 6  700
    SH        DEFINED                            700
LASALLE HOTEL PROP           COM  517942108 824  63700
    SH        DEFINED                            63700
LONE STAR INC           COM  542290408 16300  326816
    SH        DEFINED                            326816
LONE STAR INC           WT   542290119 13090162111
    SH        DEFINED                            162111
MACERICH CO(THE)             COM  554382101 15027 649800
    SH        DEFINED                            649800
MACK-CALI REALTY             COM  554489104 5238 200000
    SH        DEFINED                            200000
NEW PLAN EXCEL               COM  648053106 1161 65159
    SH        DEFINED                            65159
PARAMETRIC TECHNOLOGY        COM  699173100 49   3694
    SH        DEFINED                            3694
PUBLIC STORAGE, INC               COM  74460D109 6995 277700
    SH        DEFINED                            277700
RECKSON ASSOC REALTY         COM  75621K106 5047 250000
    SH        DEFINED                            250000
ROUSE CO, THE           COM  779273101 82671     3594382
    SH        DEFINED                            3594382
SIMON PROPERTY, GRP          COM  828806109 14156     630900
    SH        DEFINED                            630900
SPIEKER PROPERTIES           COM  848497103 10406     300000

    SH        DEFINED                            300000
STARWOOD HOTELS              COM  85590A203 13517     605800
    SH        DEFINED                            605800
STORAGE USA, INC             COM  861907103 1801 65500
    SH        DEFINED                            65500
TAUBMAN CENTERS, INC         COM  876664103 2765 240400
    SH        DEFINED                            240400
TRINET CORP RLTY             COM  896287109 5079 211700
    SH        DEFINED                            211700
URBAN SHOPPING CENTER        COM  917060105 6453 222100
    SH        DEFINED                            222100
VICORP RESTAURANTS      COM  925817108 238  14407
    SH        DEFINED                            14407
WENDYS FINANCING             PRF  950588202 18094160000
    SH        DEFINED                            160000
WHX CORP                COM  929248102 7    782
    SH        DEFINED                            782